Quarterly Results Of Operations (Unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
28.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

	For the Quarter Ended
	(in thousands, except per share data)
	March 31 2021	June 30 2021	September 30, 2021	December 31, 2021
Revenue	$157,789	$166,789	$176,628	$187,083
Cost of revenue	44,593	45,512	57,853	47,697
Gross Profit	113,196	121,277	118,775	139,386
Income (loss) from operations	7,239	22,001	(189,212)	15,299
Net (loss) income	(5,084)	3,816	(189,782)	(57,869)
Net (loss) income per share:
Basic	$(0.01)	$0.01	$(0.34)	$(0.10)
Diluted	$(0.01)	$0.01	$(0.34)	$(0.10)

	For the Quarter Ended
	(in thousands, except per share data)
	March 31 2020	June 30 2020	September 30, 2020	December 31, 2020
Revenue	$159,208	$150,716	$157,754	$165,385
Cost of revenue	54,962	49,982	50,455	53,318
Gross Profit	104,246	100,734	107,299	112,067
Income (loss) from operations	14,147	15,616	23,085	24,132
Net (loss) income	(25,252)	(1,961)	4,720	5,617
Net (loss) income per share:
Basic	$(0.05)	$(0.00)	$0.01	$0.01
Diluted	$(0.05)	$(0.00)	$0.01	$0.01